Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based compensation

15. Share-based compensation

To reward the efforts of employees, officers, directors, and certain consultants, and to promote the Company’s growth and development, the Board may approve, upon occasion, various share-based awards.

In March 2023, the Board, as administrator of the Plan, awarded NSOs on 46,400 shares to the Company’s directors. The NSOs vested monthly over a one (1) year period with a 10-year term. All NSOs were priced based on a 30-day volume weighted average formula, adjusted by Black-Scholes, which was determined to be $5.62 per share.

At December 31, 2023, there were 586,923 granted stock options and 1,234,772 stock options remaining available for grant.

In July 2024, the Company’s board of directors, as administrator of the Plan, awarded NSOs on 587,650 shares to certain of the Company’s officers and employees. The NSOs vested monthly over three years with a 10-year term, expiring on July 1, 2034. A cliff vesting period is provided for those employees with less than one (1) year of service at the time of grant, until the first anniversary of employment is completed. The exercise price of the NSOs is $3.083 per share, corresponding to the market price at the date of grant. In addition, each new Board member received equity compensation in the form of an initial stock option equity grant of $50,000 (based on the Black Scholes model) that vested immediately.

In the second half of 2024, two employees and a consultant left the Company. As per the applicable rules, the options already granted to the aforementioned employees and consultant but not yet vested as of the termination date of their respective employment or consultancy contracts have been returned to the stock option pool for a total of 56,482. Combined with those already returned to the pool in April 2024, a total of 204,265 options were returned to the pool in 2024.

At December 31, 2024, there were 970,308 granted stock options and 858,678 stock options remaining available for grant.

In June 2025, the Board, as the administrator of the Equity Incentive Plan 2021–2035, awarded NSOs on 495,507 shares to the Company’s directors, officers, and employees. For the Chairman and CEO, the NSOs vest monthly over three (3) years and have a 10-year term. For the other two directors of the Company, the NSOs vest monthly over one (1) year, also with a 10-year term. The NSOs granted to officers and employees also have a 10-year term and vest monthly over three (3) years, except for employees with less than one (1) year of service, whose options include a one-year cliff vesting from the date of hire, followed by monthly vesting thereafter.

In June 2025, the CFO was awarded 23,007 NSOs instead of a portion of his 2023 and 2024 performance cash bonus. These options vested immediately and have a 10-year term.

All options were granted with an exercise price of $4.36 per share, reflecting the stock price on the date of grant.

In December 2025, the Board, acting as the administrator of the Equity Incentive Plan 2021-2035, approved the grant, with vesting beginning on November 1, 2025, of 27,110 NSOs to Dr. Francesco Galimi, a member of the Company’s Board of Directors and its acting Chief Medical Officer and Head of Development, as part of his compensation package. The options vest monthly over three months and have a 10-year term, expiring on November 1, 2035.

All options were granted with an exercise price of $2.57 per share, reflecting the stock price on the date of grant.

In December 2025, the Company’s Board, acting as administrator of the Plan, granted NSOs on 545,000 shares to certain directors, officers, employees, and consultants of the Company. The NSOs vest monthly over three years, except for those granted to one director, which vest monthly over a one (1) year period. All options have a ten-year term and expire on December 18, 2035.

All options were granted with an exercise price of $1.48 per share, reflecting the stock price on the date of grant.

In the second half of 2025, three employees including the Company’s Chief Medical Officer and Head of Development left the Company. In line with and according to the applicable plan provisions, the options previously granted to these employees that were unvested as of the respective employment termination dates were forfeited and returned to the stock option pool. Therefore, 68,671 options granted in July 2024 and 78,525 options granted in June 2025, totaling options on 147,196 shares, were returned to the pool as of December 31, 2025. When combined with options forfeited or expired and returned to the pool, a cumulative total of 351,461 options have been returned to the Company’s stock option pool.

At December 31, 2025, there were 1.9 million granted stock options and 452,490 stock options remaining available for grant.

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding as of January 1, 2023	540,523	€4.99	7.30	272,480
Granted	46,400	5.30	9.17	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding as of December 31, 2023	586,923	€4.84	6.53	€67,596
Exercisable as of December 31, 2023	382,785	€5.11	5.44	€33,796
Outstanding, expected to vest as of December 31, 2023	204,138	€4.34	8.58	€33,800

Outstanding as of January 1, 2024	586,923	€4.84	6.53	€67,596
Granted	587,650	2.87	9.50	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	(204,265)	5.94	-	-
Outstanding as of December 31, 2024	970,308	€3.65	8.75	€706,366
Exercisable as of December 31, 2024	514,210	€4.13	8.23	€199,667
Outstanding, expected to vest as of December 31, 2024	456,098	€3.10	9.33	€506,699

Outstanding as of January 1, 2025	970,308	€3.65	8.75	€706,366
Granted	1,067,617	2.32	9.73	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	(147,196)	3.21	-	-
Outstanding as of December 31, 2025	1,890,729	€2.78	8.76	€4,643
Exercisable as of December 31, 2025	845,607	€3.44	7.84	€57
Outstanding, expected to vest as of December 31, 2025	1,045,122	€2.24	9.50	€4,585

The Company calculates the fair value of stock option awards granted to employees and non-employees using the Black-Scholes option-pricing method. The Company chose this method because it is considered easier to apply, and it is a defined equation that incorporates only one set of inputs. As a result, it is the model most commonly in use.

If the Company determined that other methods were more reasonable, or other methods for calculating these assumptions were prescribed by regulators, the fair value calculated for the Company’s stock options could change significantly. Higher volatility and longer expected lives would result in an increase in share-based compensation expense to non-employees determined at the date of grant. Share-based compensation expense to non-employees affects the Company’s general and administrative expenses and research and development expenses, depending on the non-employee’s function.

The Company calculated the stock-based compensation expense for the granted options using the Black-Scholes method, applying the following inputs for each stock grant:

●	The option’s exercise price.
●	The option’s expected term.
●	The underlying share’s current price.
●	The underlying share’s expected price volatility during the option’s expected (or in certain cases, contractual) term, or in cases where the calculated value is used, the historical volatility of an appropriate industry sector index.
●	The underlying shares’ expected dividends during the option’s expected (or in certain cases, contractual) term, except in cases such as when dividend protection is provided; and
●	The risk-free interest rate during the option’s expected (or in certain cases, contractual) term.

The Company’s share-based compensation expense for the years ended December 31, 2025, 2024, and 2023 is represented by the following table:

	Year ended December 31
	2025	2024	2023
(in Euros)
Research & development expense	€218,664	€116,532	€73,392
Research & development expense - related party	108,455	39,800	-
General & administrative expense	242,903	436,877	505,828
General & administrative expense - related party	367,719	254,045	160,664
Total	€937,742	€847,254	739,884
Unrecognized expense	€2,271,990	€1,404,415	€907,683

For the years ended December 31, 2025, 2024 and 2023 the Company recorded €937,742, €847,255 and €739,884 respectively, as the fair value of the stock options granted.

The amount of unrecognized expense at December 31, 2025, 2024 and 2023 was €2,271,990, €1,404,415 and €907,683 respectively.

The weighted average fair value of the options granted during the period ended December 31, 2025, 2024 and 2023 was €2.32, €2.87 and €5.30 per share, respectively.

The amount of stock option expenses recognized in the Consolidated Statements of Operations and Comprehensive Loss, totaling €937,742, differs from the €1,009,738 reported in the Consolidated Statements of Changes in Shareholders’ Equity. The difference of €71,996 is explained by the partial offset of provisions previously accrued in the Consolidated Balance Sheets for 2023 and 2024 performance bonuses.